SUBSEQUENT EVENT (Details) - Mr. Leibovitch - USD ($) $ in Thousands	Sep. 13, 2022	Feb. 14, 2022
SUBSEQUENT EVENT:
Amount of monthly compensation		$ 85,000
Percentage of increment in yearly bonus		1.00%
Percentage of increment in annual bonus		1.00%
Service agreement with related parties
SUBSEQUENT EVENT:
Amount of success bonus	$ 2,000
Amount of monthly compensation	$ 100,000
Percentage of increment in yearly bonus	2.00%
Percentage of increment in annual bonus	2.00%